EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY
EQUITY

17.EQUITY

17.1 SHARE CAPITAL

Authorized share capital

Unlimited number of common shares voting and participating, with no par value.

	For the years ended
	December 31, 2022	December 31, 2021
Shares issued at the start of the period	55,118,316	27,299,332
Shares issued from offering	502,082	11,479,977
Warrants exercised	—	7,821,700
Options exercised	253,500	720,201
Shares issued for conversion of 2020 Convertible Note	—	7,500,000
Shares issued for interest payment	—	297,106
Shares issued at the end of period	55,873,898	55,118,316

On January 20, 2021, the Company concluded an underwritten public offering agreement for 1,034,500 common shares, at a price of $14.50 per share for gross proceeds of $15M. The buyers exercised their option to purchase an additional 155,175 common shares. The total gross proceeds obtained from this public offering agreement sum up to $17.25M.

On February 12, 2021, the Company closed a private placement equity financing totaling $5.750M and the Company issued a total of 396,552 common shares at a price of $14.50 per share. Of this amount, Investissement Québec, acting as mandatory for the government of Québec, subscribed for 317,241 common shares, and Pallinghurst, subscribed for the remainder of the common shares.

On June 23, 2021, the Company concluded an underwritten public offering agreement for 7,000,000 common shares, at a price of $9.22 (US$7.50) per share for gross proceeds of $64.5M (US$52.5M). The buyers exercised their option to purchase an additional 915,000 common shares. The total gross proceeds obtained from this public offering agreement sum up to $72.9M (US$59.4M). Of this amount, Pallinghurst purchased 66,666 common shares.

On July 23, 2021, the Company closed a private placement equity financing with Investissement Québec, acting as mandatory for the government of Québec, and issued a total of 1,978,750 common shares at a price of $9.25 per share for total proceeds of $18.3M. This financing was complemented in the context of the underwritten public offering agreement closed on June 23, 2021.

On January 21, 2022, the Company filed a prospectus supplement establishing a new at-the-market equity offering (“ATM Offering”). The ATM Offering allows the Company to offer for sale and issue up to US$75 million (or the equivalent in Canadian dollars) of common shares of the Company from time to time, at the Company’s discretion. For the year ended December 31, 2022, the Company issued 502,082 common shares at an average price of $7.94 for gross proceeds of $3,987, commissions of $100, for total net proceeds of $3,887.

17.2 LOSS PER SHARE

The calculation of basic and diluted loss per share is based on the loss attributable to ordinary shareholders and weighted average number of shares outstanding, including shares to be issued for payment of interest on the convertible notes.

The calculation of diluted loss per share takes into account the effects of all dilutive potential ordinary shares.

	For the years ended
	December 31, 2022	December 31, 2021
Loss attributable to the ordinary equity holders of the Company	47,714	39,890
Gain on change in fair value of embedded derivatives(i), net of interest expense associated with debt host	(3,850)	—
Loss attributable to the ordinary equity holders of the Company used in calculation of the diluted loss per share	51,564	39,890

Basic weighted average number of shares outstanding	55,600,636	42,971,152
Dilutive effect of 2022 Convertibles Notes	1,452,055	—
Dilutive weighted average number of shares outstanding	57,052,691	42,971,152

Basic loss per share	0.86	0.93
Diluted loss per share	0.90	0.93

(i)	Excludes the portion of the change in fair value of the embedded derivative attributable to the underlying warrants.

The other potentially dilutive instruments, namely the options (see note 17.4), the warrants (see note 17.3), the underlying warrants of the 2022 Convertible Notes and the shares underlying the 2020 Convertible Notes (see note 15) are anti-dilutive for all periods presented.

17.3 WARRANTS

		December 31, 2022		December 31, 2021
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	—	—	7,853,439	2.26
Issued	—	—	—	—
Exercised	—	—	(7,821,700)	2.25
Expired	—	—	(31,739)	3.50
Ending balance	—	—	—	—

17.4 SHARE-BASED PAYMENTS

The Board of Directors determines the price per common share and the number of common shares which may be allocated to each director, officer, employee and consultant and all other terms and conditions of the option, subject to the rules of the TSXV. The plan has a policy that caps the maximum of total options that can be granted to 10% of the total outstanding shares of the Company.

All share-based payments will be settled in equity. The Company has no legal or contractual obligation to repurchase or settle the options in cash.

The Company’s share options are as follows for the year ended December 31, 2022 and 2021:

		December 31, 2022		December 31, 2021
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	2,352,249	7.07	2,400,000	3.20
Granted	2,219,304	8.13	735,000	15.95
Exercised	(253,500)	2.90	(720,201)	3.06
Expired	(385,000)	12.21	(51,300)	7.00
Forfeited	(21,249)	9.47	(1,250)	16.84
Cancelled	—	—	(10,000)	16.84
Ending balance	3,911,804	7.42	2,352,249	7.07
Options that can be exercised	2,872,500	7.22	2,058,500	7.30

The weighted average share price at the time of exercise for 2022 is $7.91 ($13.45 in 2021).

For the year ended December 31, 2022, the Company granted 525,000 options to officers, 247,500 to directors, 682,000 to employees, and 764,804 to consultants. The vesting period on options granted varies from vesting immediately to four semi-annual tranches. Each option entitles the holder to subscribe to one common share of the Company, at an average price of $8.13 per common share, for a period of 4.11 years. Total expenses arising from share-based transactions recognized during the year amount to $9,628 ($6,676 in 2021) out of which 922$ (nil in 2021) have been capitalized in property, plant and equipment.

For the year ended December 31, 2021, the Company granted 245,000 options to officers, 375,000 to directors, 105,000 to employees, and 10,000 to consultants. The vesting period on options granted varies from vesting immediately to four semi-annual tranches. Each option entitles the holder to subscribe to one common share of the Company, at an average price of $15.95 per common share, for a period of 5 years.

The weighted average fair value of the share options granted were estimated using the Black-Scholes option pricing model based on the following average assumptions:

	2022	2021
Share price at date of grant	$8.13	$15.95
Expected life	4.11 years	5 years
Risk-free interest rate	2.33%	0.82%
Expected volatility	81.49%	67.86%
Expected dividend	Nil	Nil
Fair value per option	$4.79	$8.95

The expected annualized volatility was based on historical data for the Company. The fair value of the share options is amortized over the vesting period, considering expected forfeitures. The strike price of share options issued are exercisable at the share’s closing price on the last trading day prior to the grant.

			December 31, 2022
			Weighted average
			exercise price
Expiration date	Total number	Total exercisable	$
Year 2023	330,000	330,000	3.45
Year 2024	895,304	370,000	6.56
Year 2025	772,500	772,500	3.33
Year 2026	490,000	490,000	16.31
Year 2027	1,424,000	910,000	8.06
Ending balance	3,911,804	2,872,500	7.42